Restatement of Previously Issued Audited Financial Statements	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Audited Financial Statements

3. Restatement of Previously Issued Audited Financial Statements

The Company has restated its financial statements as of and for the year ended December 31, 2020, to correct the following errors:

a)	The Company identified a convertible promissory note that was previously unrecorded. The Company assumed this promissory note as part of the 2018 acquisition of Oncology Venture Product Development ApS (the “2018 Merger”). This promissory note (the “Note”) should have been recorded at fair value at the date of acquisition and accreted over time to its face value. To correct this error, the Company has made adjustments before tax to: 1) record the cumulative impact of accrued interest, accretion of the discount and a reduction of the bargain purchase gain booked at the time of the acquisition on accumulated losses of $699, as an adjustment to the January 1, 2019 opening balance of accumulated losses on the statement of equity, 2) record an $88 adjustment to the January 1, 2020 opening balance of accumulated losses on the statement of equity to reflect accrued interest for the year ended December 31, 2019, 3) record the amortized cost of the Note of $880 as a non-current liability as of December 31, 2020, and 4) record the interest and accretion of $93 for the year ended December 31, 2020 (see Note 14). The restatement tax effect of the Note is included in b) below.

b)	The Company identified an error in the valuation allowance relating to its deferred tax assets as of December 31, 2020, and the income tax provision for the year ended December 31, 2020. In determining the valuation allowance in the previously issued financial statements, the Company assumed a reversal time frame for its most significant deferred tax liability related to IPR&D that was inconsistent with the classification of the IPR&D as indefinite-lived intangible assets. Consequently, an additional valuation allowance of $1,532 and $81 is necessary as of December 31, 2020 and 2019, respectively. To correct this error, the Company made adjustments to 1) record the cumulative impact of $81 as of January 1, 2020 as an increase in accumulated losses; 2) increase the valuation allowance as of December 31, 2020 by $1,532, and 3) reduce the tax benefit for the year ended December 31, 2020 by $1,451.

c)	The Company corrected certain classification matters related to the presentation of extinguishment of debt. In addition, the tax credit of $908 for the year ended December 31, 2020 was presented as a tax benefit in the income tax provision line. However, since it is not dependent on the generation of taxable income the presentation has been corrected to reflect the tax credit as a reduction of R&D expenses in the statement of operations.

i. Balance sheet

	Impact of correction of errors at December 31, 2020
	As previously reported	Adjustments	As restated

Total assets	$33,403	$—	$33,403
Total current liabilities	5,533	—	5,533
Convertible promissory note and accrued interest, net	—	880	880
Deferred tax	603	1,532	2,135
Other	416	—	416
Total liabilities	6,552	2,412	8,964
Accumulated deficit	(37,432)	(2,412)	(39,844)
Additional paid-in capital	62,482	—	62,482
Others	1,801	—	1,801
Total stockholders’ equity	26,851	(2,412)	24,439
Total liabilities & stockholders’ equity	$33,403	$—	$33,403

The Company’s opening accumulated deficit as of January 1, 2020 was corrected as follows:

Total accumulated deficit, as previously reported at January 1, 2020	$(32,374)
Convertible promissory note and accrued interest, net	(787)
Deferred tax valuation allowance	(81)
Total accumulated deficit, as restated at January 1, 2020	$(33,242)

ii. Statement of operations

	Impact of correction of errors – year ended December 31, 2020
	As previously reported	Adjustments	As restated
Operating expenses
Research and development	$5,126	$(908)	$4,218
General and administrative	4,101	—	4,101
Loss from operations	$(9,227)	$(908)	$(8,319)
Other income (expense)
Interest expense	(227)	(93)	(320)
Loss on extinguishment of convertible debt	—	(108)	(108)
Change in fair value of convertible debt	(681)	108	(573)
Others	2,901	—	2,901
Other income	1,993	(93)	1,900
Net loss before income tax benefit	(7,234)	815	(6,419)
Income tax benefit (expense)	2,161	(2,359)	(198)
Net loss	$(5,073)	$(1,544)	$(6,617)

Basic and Diluted (Loss) per Share	$(1.55)	$(0.47)	$(2.03)
Weighted Average Shares Outstanding - Basic and Diluted	3,264,780	3,264,780	3,264,780

iii. Statement of Cash Flows

	Impact of correction of errors – year ended December 31, 2020
	As previously reported	Adjustments	As restated

Loss for the period	$(5,073)	$(1,544)	$(6,617)
Items not affecting cash:
Non-cash interest	187	93	280
Fair value adjustment of convertible debt	681	(108)	573
Loss on extinguishment of convertible debt	—	108	108
Current income taxes	—	33	33
Deferred income taxes	(1,286)	1,451	165
Tax credit receivable	(71)	(33)	(104)
Others	(1,689)	—	(1,689)
Net cash used in operating activities	(7,251)	—	(7,251)
Net cash used in investing activities	(3)	—	(3)
Net cash provided in financing activities	6,033	—	6,033
Net increase (decrease) in cash	(1,221)	—	(1,221)
Foreign exchange effect on cash	(5)	—	(5)
Cash beginning of period	1,524	—	1,524
Cash end of period	$298	$—	298